CAPITAL STOCK - Corporate reorganization (Details) - CAD ($) $ in Millions			12 Months Ended
	Jan. 08, 2018	Jan. 03, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
CAPITAL STOCK
Retained earnings				$ (721.8)	$ (839.1)
Parent
CAPITAL STOCK
Convertible promissory note		$ 3,908.6
Number of ordinary shares convertible (in shares)	3,908,570
Retained earnings	$ (3,776.2)
Common shares | Parent
CAPITAL STOCK
Number of ordinary shares convertible (in shares)		6,636,391
Capital stock
CAPITAL STOCK
Corporate reorganization, cancellation of common shares due to merger (in shares)		172,516,829
Corporate reorganization, cancellation of common shares due to merger		$ 132.4
Corporate reorganization			$ 3,776.2
Capital stock | Parent
CAPITAL STOCK
Corporate reorganization	$ 3,776.2